Stock Option Plan - Rollforward of Shares Available for Grant (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Balance at the beginning of period (in shares)	435,894	442,891	2,362,407	3,627,104	2,751,406
Additional shares authorized (in shares)		6,000,000	1,519,075	6,847,235
Granted (in shares)		(10,281,875)	(3,359,941)	(7,312,022)
Repurchased (in shares)		0	9,000	0
Cancelled/forfeited (in shares)	208,003	2,362,359	567,169	1,340,485
Balance at the ending of period (in shares)	435,894	442,891	2,362,407	3,627,104